UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22485

Aberdeen Income Credit Strategies Fund
(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1 - Schedule of Investments - The Schedule of Investments for the three-month period ended January 31, 2018 is filed herewith.

Aberdeen Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Security Description	Coupon	Maturity		Principal Amount (000)		Value

CORPORATE BONDS & NOTES — 116.0%
Banks — 2.3%
CYBG PLC	8.00%	12/29/2049	(a) (b)	GBP	3,000	$4,594,076
Building Products — 2.5%
Hardwoods Acquisition, Inc.	7.50%	8/1/2021	(a)	USD	5,500	5,101,250
Chemicals — 7.4%
Hexion, Inc.:
	10.00%	4/15/2020		8,336		8,075,500
	10.38%	2/1/2022	(a)	4,112		3,975,790
Hexion, Inc. / Hexion Novia Scotia Finance ULC	9.00%	11/15/2020		1,937		1,491,490
Monitchem HoldCo 2 SA	6.88%	6/15/2022	(a)	EUR	1,276	1,488,965
						15,031,745
Commercial Services & Supplies — 1.1%
Weight Watchers International, Inc.	8.63%	12/1/2025	(a)	USD	2,000	2,140,000
Distributors — 0.7%
Matalan Finance PLC	9.50%	1/31/2024	(a)	GBP	1,000	1,430,498
Diversified Financial Services — 6.2%
Aldesa Financial Services SA	7.25%	4/1/2021	(a)	EUR	3,500	4,106,426
Garfunkelux Holdco 2 SA	11.00%	11/1/2023	(a)	GBP	4,000	5,920,772
Newday Bondco Plc	7.38%	2/1/2024	(a)	2,000		2,605,424
						12,632,622
Diversified Telecommunication Services — 8.8%
Frontier Communications Corp.	10.50%	9/15/2022		USD	6,481	5,354,926
Intelsat Jackson Holdings SA:
	8.00%	2/15/2024	(a)	3,250		3,412,500
	9.50%	9/30/2022	(a)	4,450		5,095,250
	9.75%	7/15/2025	(a)	4,310		3,963,907
						17,826,583
Energy Equipment & Services — 1.1%
Transocean, Inc.	9.00%	7/15/2023	(a)	1,950		2,140,125
Food & Staples Retailing — 2.7%
Rite Aid Corp.	7.70%	2/15/2027		6,092		5,376,190
Health Care Providers & Services — 10.6%
CHS/Community Health Systems, Inc.	6.25%	3/31/2023		13,925		12,880,625
Tenet Healthcare Corp.	5.13%	5/1/2025	(a)	6,000		5,917,500
Voyage Care BondCo PLC	10.00%	11/1/2023	(a)	GBP	1,900	2,725,843
						21,523,968
Hotels, Restaurants & Leisure — 2.0%
Newco GB SAS PIK	8.00%	12/15/2022	(a)	EUR	1,656	2,109,051
Pizzaexpress Financing 2 PLC	6.63%	8/1/2021	(a)	GBP	1,500	2,012,637
						4,121,688
Independent Power and Renewable Electricity Producers — 8.8%
Dynegy, Inc.	7.63%	11/1/2024		USD	8,000	8,643,200
Talen Energy Supply LLC:
	9.50%	7/15/2022	(a)	5,988		6,260,454
	10.50%	1/15/2026	(a)	2,925		2,946,938
						17,850,592
IT Services — 2.1%
First Data Corp.	7.00%	12/1/2023	(a)	4,000		4,212,520
Leisure Equipment & Products — 0.5%
Pinnacle Bidco PLC	6.38%	2/15/2025	(a)	GBP	675	978,764
Media — 8.8%
Altice Luxembourg SA	7.75%	5/15/2022	(a)	USD	13,354	12,819,840
Clear Channel Worldwide Holdings, Inc.	7.63%	3/15/2020		3,500		3,473,750
Meredith Corp.	6.88%	2/1/2026	(a)	1,388		1,420,965
						17,714,555

See Accompanying Notes to Schedule of Investments.

Aberdeen Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

Security Description	Coupon	Maturity		Principal Amount (000)		Value

Multiline Retail — 6.1%
JC Penney Corp, Inc.	5.88%	7/1/2023	(a)	USD	8,500	$8,170,625
Neiman Marcus Group Ltd. LLC	8.00%	10/15/2021	(a)	6,457		4,116,338
						12,286,963
Oil, Gas & Consumable Fuels — 19.1%
California Resources Corp.	8.00%	12/15/2022	(a)	6,009		5,047,560
Denbury Resources, Inc.	9.00%	5/15/2021	(a)	4,341		4,438,672
EP Energy LLC / Everest Acquisition Finance, Inc.:
	6.38%	6/15/2023		1,966		1,312,305
	7.75%	9/1/2022		30		22,050
	9.38%	5/1/2020		11,692		11,136,630
Moss Creek Resources Holdings, Inc.	7.50%	1/15/2026	(a)	1,375		1,431,719
Oasis Petroleum, Inc.	6.88%	3/15/2022		3,452		3,555,560
Sable Permian Resources Land LLC / AEPB Finance Corp.:	7.13%	11/1/2020	(a)	10,860		8,850,900
	7.38%	11/1/2021	(a)	1,395		1,129,950
Shelf Drill Hold Ltd.	8.25%	2/15/2025	(a)	1,675		1,693,844
						38,619,190
Pharmaceuticals — 13.0%
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.	6.00%	2/1/2025	(a)	17,230		12,954,893
Valeant Pharmaceuticals International, Inc.:
	5.88%	5/15/2023	(a)	6,658		6,015,170
	9.00%	12/15/2025	(a)	7,100		7,293,049
						26,263,112
Specialty Retail — 6.1%
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022		5,092		5,053,810
Shop Direct Funding PLC	7.75%	11/15/2022	(a)	GBP	2,500	3,318,770
Staples, Inc.	8.50%	9/15/2025	(a)	USD	4,200	4,058,250
						12,430,830
Technology Hardware, Storage & Peripherals — 3.6%
Western Digital Corp.:
	7.38%	4/1/2023	(a)	1,408		1,532,960
	10.50%	4/1/2024		5,000		5,845,000
						7,377,960
Wireless Telecommunication Services — 2.5%
Digicel Group Ltd.	8.25%	9/30/2020	(a)	5,000		4,956,250
TOTAL CORPORATE BONDS & NOTES (Cost $229,904,475)						234,609,481

SENIOR LOANS — 10.0% (c)
Electric Utilities — 0.1%
La Paloma Generating Co. LLC 2nd Lien Term Loan (LIBOR + 8.250%)	12.00%	2/20/2020	(d) (e) (f)	4,000		200,000
Energy Equipment & Services — 2.8%
Seadrill Partners Finco LLC Term Loan B (LIBOR + 3.000%)	4.69%	2/21/2021		6,475		5,682,141
Health Care Providers & Services — 0.6%
Quorum Health Corp. Term Loan B (LIBOR + 6.750%)	8.40%	4/29/2022		1,315		1,342,129
Insurance — 0.3%
Financiere CEP 2nd Lien Term Loan (EURIBOR + 7.500%)	8.50%	12/15/2025		EUR	500	613,015
Media — 1.5%
Endemol (AP NMT Acquisition) 1st Lien Term Loan (LIBOR + 5.750%)	7.44%	8/13/2021		USD	3,009	3,011,700

See Accompanying Notes to Schedule of Investments.

Aberdeen Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (continued)

January 31, 2018 (Unaudited)

Security Description	Coupon	Maturity		Principal Amount (000)		Value

Oil, Gas & Consumable Fuels — 4.7%
California Resources Corp. Second Out Term Loan (LIBOR + 10.375%)	11.97%	12/31/2021		USD	8,330	$9,433,725
Southern Pacific Resource Corp. 1st Lien Term Loan (LIBOR + 10.000%)	14.25%	3/31/2019	(d) (e) (f)	1,519		—
						9,433,725

TOTAL SENIOR LOANS (Cost $22,292,661)						20,282,710

CONVERTIBLE BONDS — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Connacher Oil and Gas Ltd.	12.00%	8/31/2018	(a) (d) (e) (f)	201		2,008
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	9.00%	4/1/2063	(a)	—		—
TOTAL CONVERTIBLE BONDS (Cost $200,801)						2,008

	Shares

EQUITY — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Connacher Oil and Gas Ltd. (c) (e)	133,652	—
TOTAL EQUITY (Cost $4,002,997)		—
TOTAL LONG-TERM INVESTMENTS — 126.0% (Cost $256,400,934)		254,894,199

SHORT-TERM INVESTMENT — 1.7%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(g)	3,497,889	3,497,889

TOTAL SHORT-TERM INVESTMENT — 1.7% (Cost $3,497,889)		3,497,889
TOTAL INVESTMENTS — 127.7% (Cost $259,898,823)		258,392,088
OTHER ASSETS & LIABILITIES — (27.7)%		(56,117,671)
NET ASSETS — 100.0%		$202,274,417

Percentages are calculated as a percentage of net assets as of January 31, 2018.

(a) Denotes a security issued under Regulation S or Rule 144A.

(b) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(c) Interest rates on Senior Loans may be fixed or may float periodically.  On floating rate Senior Loans, the interest rates typically are adjusted based on a base rate plus a premium or spread over the base rate.  The base rate usually is a standard inter-bank offered rate, such as LIBOR, the prime rate offered by one or more major U.S. banks, or the certificate of deposit rate or other base lending rates used by commercial lenders.  Floating rate Senior Loans adjust over different time periods, including daily, monthly, quarterly, semi-annually or annually.

(d) Level 3 security. These security were fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note (a) in the Notes to Schedule of Investments.

(e) Security is in default.

(f) Non-income producing.

See Accompanying Notes to Schedule of Investments.

Aberdeen Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (concluded)

January 31, 2018 (Unaudited)

(g) Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

PIK - Payment in Kind

PLC - Public Limited Company

Forward Foreign Currency Contracts:

Settlement Date	Amount		Value	In Exchange for U.S. $	Net Unrealized Appreciation (Depreciation)	Counterparty

Forward Foreign Currency Contracts to Sell:
02/22/2018	EUR	5,949,500	$7,395,909	$7,297,972	$(97,937)	Goldman Sachs
02/22/2018	EUR	358,000	445,035	438,098	(6,937)	Citibank
02/22/2018	GBP	1,076,500	1,529,597	1,517,795	(11,802)	Goldman Sachs
02/22/2018	GBP	1,565,000	2,223,705	2,223,395	(310)	Goldman Sachs
02/22/2018	GBP	1,675,000	2,380,004	2,334,717	(45,287)	Goldman Sachs
02/22/2018	GBP	12,838,500	18,242,197	17,834,384	(407,813)	Goldman Sachs
					(570,086)
	TOTAL				$(570,086)

CAD - Canadian Dollar

EUR - Euro Currency

GBP - Great British Pound

USD - U.S. Dollar

Amounts listed as 0.0 are 0% or round to 0.0%

See Accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated quoted price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees (the “Board”). Evaluated quotes provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institutional-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are  valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Senior Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.

Derivative instruments are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Aberdeen Income Credit Strategies Fund

Notes to Schedule of Investments (unaudited) (concluded)

January 31, 2018

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Schedule of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1 – Quoted Prices ($)	Level 2 – Other Significant Observable Inputs ($)	Level 3 – Significant Unobservable Inputs ($)		Total ($)
Corporate Bonds & Notes	—	234,609,481	—		234,609,481
Senior Loans	—	20,082,710	200,000		20,282,710
Convertible Bonds	—	—	2,008		2,008
Equity	—	—	—	(1)	—
Short-Term Investment	3,497,889	—	—		3,497,889
Total Investments	3,497,889	254,692,191	202,008		258,392,088
Total Assets	3,497,889	254,692,191	202,008		258,392,088
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	—	(570,086)	—		(570,086)
Total Liabilities	—	(570,086)	—		(570,086)

(1) Represents a security that is fair valued at zero pursuant to procedures approved by the Fund’s Board of Trustees.

Amounts listed as “–” are $0 or round to $0.

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2018

SENIOR LOANS
Auto Components	$1,154,448	$(167)	$(8,337)	$11,398	$—	(1,157,342)	$—	$—	$—	$—
Electric Utilities	200,000	6,666	—	(6,666)	—	—	—	—	200,000	(6,666)
Oil, Gas & Consumable Fuels	21,710	—	(162,830)	159,212	—	(18,092)	—	—	—	—

CONVERTIBLE BONDS
Oil, Gas & Consumable Fuels	2,008	—	—	—	—	—	—	—	2,008	—

WARRANTS
Auto Components	146,700	—	(44,052)	6,976	—	(109,624)	—	—	—	—

EQUITY
Auto Components	6,364,413	—	1,403,932	(1,310,261)	—	(6,458,084)	—	—	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—	—	—	—
TOTAL	$7,889,279	$6,499	$1,188,713	$(1,139,341)	$—	$(7,743,142)	$—	$—	$202,008	$(6,666)

The following is quantitative information about level 3 fair value measurements:

Quantitative Information about Level 3 Fair Value Inputs

	Fair Value at January 31, 2018	Valuation Technique	Unobservable Input	Range
Senior Loans	$200,000	Valued by the Fund’s Pricing Committee	Pending Court Ruling Expected Recovery	$5
Senior Loans	$0	Valued by the Fund’s Pricing Committee	Expected Recovery	$0
Convertible Bond	$2,008	Valued by the Fund’s Pricing Committee	Single Broker Quote	$1
Equity	$0	Valued by the Fund’s Pricing Committee	Bankruptcy	$0

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Income Credit Strategies Fund

Item 2 — Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Income Credit Strategies Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Income Credit Strategies Fund

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Income Credit Strategies Fund

Date:	March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Income Credit Strategies Fund

Date:	March 29, 2018